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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: September 30, 2000

         Check here if Amendment [  ]; Amendment Number: ____________

         This Amendment (Check only one.):    [  ] is a restatement

                                              [  ] adds new holdings entries.

         Institutional Investment Manager Filing this Report:

         Name:                   BancorpSouth Bank

         Address:                One Mississippi Plaza
                                 201 South Spring Street
                                 Tupelo, MS  38804

         Form 13F File Number:   28-10939


         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

         Person Signing this Report on Behalf of Reporting Manager:

         Name: Cathy S. Freeman

         Title: Senior Vice President

         Phone: (662) 680-2084

         Signature, Place, and Date of Signing:

         /s/ Cathy S. Freeman       Tupelo, Mississippi        November 15, 2004
         -----------------------------------------------------------------------

         Report Type (Check only one.):

         [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

         [X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

         [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

         List of Other Managers Reporting for this Manager:

         Form 13F File Number         Name
         --------------------         ----
         28-10453                     BancorpSouth, Inc.